Statement of Shareholders' Equity (Un-Audited) (USD $)	Common Stock	Additional Paid-in Capital	CommonStockSharesSubscriptions	Retained Earnings	Total
Stockholders' Equity at Aug. 06, 2008
Stock Issued During Period, Value, New Issues		$ 12,500			$ 12,500
Stock Issued During Period, Shares, New Issues	325				325
Net Income (Loss)				(45,541)
Stockholders' Equity at Aug. 31, 2008		12,500		(45,541)	(33,041)
Shares, Outstanding at Aug. 31, 2008	325				325
Stock Issued During Period, Value, New Issues	13,894	(13,894)
Stock Issued During Period, Shares, New Issues	138,937,175
Net Income (Loss)				(12,666)
Stockholders' Equity at Aug. 31, 2009	13,894	(1,394)		(58,207)	(45,707)
Shares, Outstanding at Aug. 31, 2009	138,937,500				138,937,500
Stock Issued During Period, Value, New Issues	(6,744)	6,744
Stock Issued During Period, Shares, New Issues	(67,437,500)				(67,437,500)
Net Income (Loss)				(214,899)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stockholders' Equity, Other		157,200			157,200
Stockholders' Equity at Aug. 31, 2010	7,150	162,550		(273,106)	(103,406)
Shares, Outstanding at Aug. 31, 2010	71,500,000				71,500,000
Stock Issued During Period, Value, New Issues	409	1,521,574			1,521,983
Stock Issued During Period, Shares, New Issues	4,090,749				4,090,749
Net Income (Loss)				(1,366,199)	(1,366,199)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stockholders' Equity, Other			63,910		63,910
Stockholders' Equity at Aug. 31, 2011	7,559	1,684,124	63,910	(1,639,305)	116,288
Shares, Outstanding at Aug. 31, 2011	75,590,749				75,590,749
Stock Issued During Period, Value, New Issues	1,163	3,272,130			3,273,293
Stock Issued During Period, Shares, New Issues	11,627,357				11,627,357
Net Income (Loss)				(1,713,636)	(1,713,636)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stockholders' Equity, Other			(63,910)		(63,910)
Stockholders' Equity at Aug. 31, 2012	8,722	4,956,254		(3,352,941)	1,612,035
Shares, Outstanding at Aug. 31, 2012	87,218,106				87,218,106
Stock Issued During Period, Value, New Issues	115	169,885			170,000
Stock Issued During Period, Shares, New Issues	1,150,980				1,150,980
Net Income (Loss)				(258,489)	(258,489)
Adjustments to Additional Paid in Capital, Warrant Issued		0			0
Stockholders' Equity at Nov. 30, 2012	$ 8,837	$ 5,126,139		$ (3,611,430)	$ 1,523,546
Shares, Outstanding at Nov. 30, 2012	88,369,086				88,369,086